Income Taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Taxes [Text Block]

13. Income Taxes

a)  Effective tax rate

The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:

	Year ended December 31,
	2022	2021
Loss for the year before taxes	$(34,092)	$(15,569)
Combined statutory tax rate	27.0%	27.0%
Expected tax recovery	(9,205)	(4,204)
Difference in foreign tax rates	(453)	(156)
Change in unrecognized deferred tax and other items	9,166	4,360
Income Tax Expense / (Recovery)	$492	$-

b) Deferred income tax assets and liabilities

Deferred income tax assets and liabilities have been recognized in respect of the following items:

	Year ended December 31,
	2022	2021
Non-capital loss carry forward assets	$13,247	$14,350
Mineral property acquisition, exploration and development costs	(13,247)	(14,350)
Net deferred income taxes	$-	$-

Deferred income tax assets have not yet been recognized in respect of the following items because they relate to entities with a history of losses and there is not convincing evidence that future taxable income will enable timely offset:

	Year ended December 31,
	2022	2021
Non-capital loss carry forward assets	$55,476	$49,901
Capital loss carry forward assets	360	360
Other assets	7,431	6,108
Unrecognized deferred income tax assets	$63,267	$56,369

As at December 31, 2022, the Company has non-capital loss carry forwards in Canada and the United States which expire as follows:

	Canada	US Federal	US State
Within One Year	$-	$859	$4,350
One to Five Years	5,598	6,889	44,049
More than Five Years	73,722	124,741	76,341
No expiration	-	33,853	33,854
Non-capital loss carry forwards	$79,320	$166,342	$158,594

Canadian non-capital losses generated prior to 2006 expire after 10 years and after 20 years for amounts generated since 2006. US Federal non-capital losses generated prior to 2018 expire after 20 years with no expiration for amounts generated since 2018. US State non-capital losses expire after 15 years. US net operating loss carry forwards may be subject to an annual limitation in the event of a 50% or greater change of ownership within a 3-year period as defined under Internal Revenue Code Section 382.